Commitments and Contingencies (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011 Property Y	Dec. 31, 2010	Dec. 31, 2009
Leases with purchase options, annualized base rent receivables in next five years and thereafter
Leases with purchase option, annualized base rent receivables in 2012	$ 14,232,000
Leases with purchase option, annualized base rent receivables in 2013	34,759,000
Leases with purchase option, annualized base rent receivables in 2014	36,515,000
Leases with purchase option, annualized base rent receivables in 2015	16,115,000
Leases with purchase option, annualized base rent receivables in 2016	40,203,000
Leases with purchase option, annualized base rent receivables thereafter	94,339,000
Total leases with purchase option, annualized base rent receivables	236,163,000
Number of properties with purchase options, annualized base rent receivables
Number of properties with a purchase option, annualized base rent receivables in 2012	8
Number of properties with a purchase option, annualized base rent receivables in 2013	16
Number of properties with a purchase option, annualized base rent receivables in 2014	15
Number of properties with a purchase option, annualized base rent receivables in 2015	14
Number of properties with a purchase option, annualized base rent receivables in 2016	21
Number of properties with a purchase option, annualized base rent receivables thereafter	57
Total number of properties with a purchase option, annualized base rent receivables	131
Rental Expense
Rental expense attributable to continuing operations	6,200,000	5,900,000	6,000,000
Term of ground leases (in years)	99
Future minimum lease obligations under non-cancelable ground and other operating leases
Future minimum lease obligations under non-cancelable ground and other operating leases, 2012	5,455,000
Future minimum lease obligations under non-cancelable ground and other operating leases, 2013	5,544,000
Future minimum lease obligations under non-cancelable ground and other operating leases, 2014	4,928,000
Future minimum lease obligations under non-cancelable ground and other operating leases, 2015	4,650,000
Future minimum lease obligations under non-cancelable ground and other operating leases, 2016	3,705,000
Future minimum lease obligations under non-cancelable ground and other operating leases, Thereafter	178,430,000
Future minimum lease obligations under non-cancelable ground and other operating leases, Total	$ 202,712,000